Recurring Fair Value Measurements - Summary of Change in Fair Value of Warrant Liabilities (Detail) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Changes In Fair Value Of Warrant Liabilities [Line Items]
Fair value	$ 36,549,753
Change in fair value	(445,665)	$ 11,211,642
Fair Value	36,104,088	36,549,753
Fair Value, Inputs, Level 3 [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Fair value	36,549,753
Public Warrants reclassified to level 2	(17,933,496)
Change in fair value	(445,665)
Fair Value	$ 18,170,592	$ 36,549,753